Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Collateral and Contractual Commitments for Acquisition of Property, Plant And Equipment, Loans to Customers and Other

Million US dollar	2019	2018 restated
Collateral given for own liabilities	372	404
Contractual commitments to purchase property, plant and equipment	457	416
Contractual commitments to acquire loans to customers	151	171
Other commitments	1 911	1 973